ACQUISITION OF ILLUME MOBILE (Details ) (Fair Value, USD $)	Jul. 31, 2012
Assets acquired:
Intangible assets	$ 630,000
ILLUME MOBILE
Assets acquired:
Accounts receivable	16,270
Other current assets	14,886
Property and equipment	25,592
Intangible assets	630,000
Goodwill	443,801
Total assets	1,130,549
Liabilities assumed:
Accounts payable and other accrued liabilities	38,838
Unearned revenue	36,971
Total liabilities assumed	75,809
Net assets acquired	1,054,740
Purchase consideration:
Cash paid at closing	250,000
Shares issued at closing	697,531
Earn out consideration	(107,209)
Total purchase consideration	$ 1,054,740